Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Loans receivable, net
Schedule of loans receivable

	December 31,
	2022	2021
Loans receivable, gross
Personal loans	$7,622	$8,027
Corporate loans	7,000	6,167
Subtotal	14,622	14,194
Provision for loan losses	(2,072)	(3,558)
Total loans receivable, net	$12,550	$10,636
Less: classified as non-current loans receivable, net	(4,170)	(8,190)
Total current loans receivable, net	$8,380	$2,446

Schedule of loans receivable maturity analysis

For the year ending December 31,	Amount
2023	$8,380
2024	4,165
2025 and thereafter	5
Total loans	12,550

Schedule of aging of loans receivable

	December 31,
	2022	2021
1‑89 days past due	$1	$—
90‑179 days past due	—	1
180‑365 days past due	—	1
Over 1 year past due *	—	415
Total past due	$1	$417
Loans without overdue	12,449	10,219
Total loans, net	$12,550	$10,636

Schedule of Company's loan portfolio by categories

	December 31,
	2022	2021
Installment loans to individuals	$421	$15
Real estate backed loan	6,419	6,221
Securities backed loan	3,035	1,617
Commercial loans	2,675	2,783
Total loans, net	$12,550	$10,636